Derivatives and Hedging Activities - Impact of Fair Value Hedge Accounting on the Carrying Value of the Hedged Items (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	$ 1,612,208
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	(2,680)
Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	1,612,208
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	(2,680)
Mortgage loan fair value hedges
Derivatives, Fair Value [Line Items]
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	1,608
Amortized cost basis of the hedged loans	200,000
Mortgage loan fair value hedges | Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	1,520,647
Commercial loan fair value hedges
Derivatives, Fair Value [Line Items]
Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items	(4,288)
Commercial loan fair value hedges | Loans receivable
Derivatives, Fair Value [Line Items]
Carrying value of hedged items	$ 91,561